Goodwill and Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of other intangible assets

	December 31, 2019	December 31, 2018	Weighted average amortization period

Cost:
Brand name	946	670	4.1
Customer list	2,450	2,450	2.5
Software	111	111	3
Customer relationship	728	141	7
Backlog	90	-

	4,325	3,372
Accumulated amortization:
Brand name	946	670
Customer list	2,450	2,450
Software	111	111
Customer relationship	130	60
Backlog	90	-

	3,727	3,291

Amortized cost	$598	$81

Schedule of carrying amount of goodwill
Goodwill
Balance as of January 1and December 31,2018	4,676
Changes during 2019
Acquisition of Imdecol	1,085
Impairment of Goodwill (See Note 2J)	(614)
Balance as of December 31,2019	$5,147